Consolidated Statement of Cash Flows (Parentheticals) - USD ($)		4 Months Ended	8 Months Ended	12 Months Ended
		Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015		Dec. 31, 2014
Cash and cash equivalents				$ 546,000,000		$ 712,000,000
Successor [Member]
Capitalized Interest		$ 0		2,000,000		3,000,000
Cash and cash equivalents		844,000,000 [1]	$ 898,000,000	547,000,000	[1]	712,000,000	[1]
Successor [Member] | Cash and Cash Equivalent [Member]
Cash and cash equivalents				546,000,000
Successor [Member] | Current Assets Held for Sale [Member]
Cash and cash equivalents		$ 0		$ 1,000,000		$ 0
Predecessor [Member]
Capitalized Interest			0
Cash and cash equivalents	[1]		898,000,000
Predecessor [Member] | Current Assets Held for Sale [Member]
Cash and cash equivalents			$ 0

[1]	(1)Cash and cash equivalents, end of period includes $546 million of cash reported in the Statement of Financial Position and $1 million of cash reported in Current assets held for sale. There is no cash reported in Current assets held for sale at the beginning or end of any other period.